Vanguard® U.S. Growth Fund
Schedule of Investments (unaudited)
As of May 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.6%)
Communication Services (18.1%)
	Meta Platforms Inc. Class A	3,794,496	2,456,898
*	Netflix Inc.	1,761,713	2,126,793
	Alphabet Inc. Class C	9,829,122	1,698,964
*	Spotify Technology SA	955,179	635,328
*	Trade Desk Inc. Class A	5,234,409	393,732
*	Roblox Corp. Class A	3,534,194	307,404
	Alphabet Inc. Class A	1,683,351	289,099
	Walt Disney Co.	1,633,880	184,694
*	Pinterest Inc. Class A	4,423,243	137,607
*	Roku Inc.	1,348,606	97,720
			8,328,239
Consumer Discretionary (16.8%)
*	Amazon.com Inc.	17,247,233	3,535,855
*	Tesla Inc.	3,130,385	1,084,553
*	DoorDash Inc. Class A	2,462,535	513,808
*	Duolingo Inc.	892,283	463,639
*	DraftKings Inc. Class A	9,651,103	346,282
*	MercadoLibre Inc.	100,687	258,090
	TJX Cos. Inc.	1,698,291	215,513
	Hilton Worldwide Holdings Inc.	750,884	186,550
*	Chewy Inc. Class A	3,245,752	146,870
*	Chipotle Mexican Grill Inc.	2,713,157	135,875
*	O'Reilly Automotive Inc.	91,836	125,586
*	SharkNinja Inc.	1,215,836	111,772
*	Wayfair Inc. Class A	2,464,124	101,620
	Industria de Diseno Textil SA	1,723,903	93,393
*	Sweetgreen Inc. Class A	6,454,751	86,623
*	Airbnb Inc. Class A	661,528	85,337
	Starbucks Corp.	906,382	76,091
*	Cava Group Inc.	861,023	69,975
*	YETI Holdings Inc.	1,459,465	44,601
*	Rivian Automotive Inc. Class A	2,930,620	42,582
			7,724,615
Consumer Staples (1.7%)
	Costco Wholesale Corp.	354,922	369,183
	Walmart Inc.	3,147,930	310,764
*	Oddity Tech Ltd. Class A	1,136,182	84,566
			764,513
Financials (7.7%)
	Mastercard Inc. Class A	1,883,484	1,102,968
	Visa Inc. Class A	1,280,520	467,633
	KKR & Co. Inc.	2,739,270	332,712
	Ares Management Corp. Class A	1,565,005	259,008
	S&P Global Inc.	486,251	249,379
	Tradeweb Markets Inc. Class A	1,678,340	242,436
	American Express Co.	647,433	190,378
*	Affirm Holdings Inc.	3,188,564	165,486
	Nasdaq Inc.	1,800,182	150,387
	Morgan Stanley	904,371	115,787
*	Block Inc. (XNYS)	1,730,259	106,844
*,1	Lemonade Inc.	1,787,159	59,870
*	Corpay Inc.	183,886	59,783
	MSCI Inc.	97,809	55,166
			3,557,837
Health Care (7.4%)
	Eli Lilly & Co.	1,276,943	941,963
*	Intuitive Surgical Inc.	563,840	311,431
*	Vertex Pharmaceuticals Inc.	625,009	276,285

		Shares	Market Value ($000)
	Stryker Corp.	558,064	213,538
*	Boston Scientific Corp.	1,883,865	198,296
*	Alnylam Pharmaceuticals Inc.	581,160	176,998
*	Insulet Corp.	493,839	160,512
[1]	Novo Nordisk A/S ADR	2,099,006	150,079
*	Penumbra Inc.	516,500	137,890
*,1	Tempus AI Inc.	2,282,813	125,966
	Ensign Group Inc.	810,773	119,394
*	Guardant Health Inc.	2,730,413	110,909
*	Doximity Inc. Class A	1,996,316	103,988
*	Dexcom Inc.	980,691	84,143
*	Inspire Medical Systems Inc.	604,509	83,543
	UCB SA	428,741	77,996
*	Moderna Inc.	2,694,152	71,557
*	Denali Therapeutics Inc.	3,027,770	40,088
*,1	Recursion Pharmaceuticals Inc. Class A	3,258,587	13,621
*,1	Sana Biotechnology Inc.	2,452,970	5,323
*,2	ABIOMED Inc. CVR	718,252	733
			3,404,253
Industrials (4.8%)
	General Electric Co.	2,391,631	588,126
*	Boeing Co.	1,753,928	363,624
*	Uber Technologies Inc.	4,169,661	350,919
	GE Vernova Inc.	585,851	277,096
	TransUnion	2,294,532	196,481
	Watsco Inc.	392,126	173,935
*	Copart Inc.	2,887,127	148,629
	Waste Connections Inc. (XTSE)	561,794	110,724
			2,209,534
Information Technology (38.9%)
	NVIDIA Corp.	30,580,062	4,132,284
	Microsoft Corp.	8,725,676	4,016,952
	Apple Inc.	12,691,120	2,549,011
	Broadcom Inc.	7,004,718	1,695,632
*	Shopify Inc. Class A (XTSE)	6,987,678	749,219
*	Cloudflare Inc. Class A	3,965,746	657,878
*	ServiceNow Inc.	456,362	461,423
*	Crowdstrike Holdings Inc. Class A	727,030	342,700
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,766,363	341,473
*	Snowflake Inc. Class A	1,496,038	307,690
*	Cadence Design Systems Inc.	1,052,760	302,216
*	HubSpot Inc.	466,145	274,979
*	Datadog Inc. Class A	1,979,576	233,352
*	Workday Inc. Class A	872,720	216,181
*	Arista Networks Inc.	2,423,010	209,930
	ASML Holding NVDR (Registered)	269,450	198,523
	Monolithic Power Systems Inc.	290,461	192,256
	Intuit Inc.	248,901	187,539
	Salesforce Inc.	695,113	184,462
*	Samsara Inc. Class A	3,955,216	184,076
*	Gartner Inc.	377,743	164,855
*,1	Aurora Innovation Inc.	20,285,133	122,928
	Analog Devices Inc.	246,500	52,746
*	Globant SA	473,337	46,430
*	AppLovin Corp. Class A	107,189	42,125
*,1	ARM Holdings plc ADR	230,406	28,695
			17,895,555
Materials (0.0%)
*,1	Ginkgo Bioworks Holdings Inc.	465,798	3,237
Real Estate (1.8%)
	Welltower Inc.	2,230,816	344,170
	Equinix Inc.	241,378	214,542
*	CoStar Group Inc.	2,848,016	209,500
	Lineage Inc.	1,487,431	63,498
			831,710

		Shares	Market Value ($000)
Utilities (0.4%)
	Constellation Energy Corp.	664,597	203,466
Total Common Stocks (Cost $20,230,631)			44,922,959
Temporary Cash Investments (2.8%)
Money Market Fund (2.0%)
[3,4]	Vanguard Market Liquidity Fund, 4.342%	9,325,841	932,491
		Face Amount ($000)
Repurchase Agreements (0.8%)
	Bank of America Securities, LLC 4.350%, 6/2/25 (Dated 5/30/25, Repurchase Value $88,232, collateralized by U.S. Government Agency Obligations 2.000%–6.500%, 6/1/30–1/1/59, with a value of $89,964)	88,200	88,200
	Societe Generale 4.330%, 6/2/25 (Dated 5/30/25, Repurchase Value $286,803, collateralized by U.S. Treasury Obligations 2.000%–4.625%, 11/15/41–5/15/54, with a value of $292,434)	286,700	286,700
			374,900
Total Temporary Cash Investments (Cost $1,307,305)			1,307,391
Total Investments (100.4%) (Cost $21,537,936)			46,230,350
Other Assets and Liabilities—Net (-0.4%)			(196,716)
Net Assets (100%)			46,033,634
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $191,212.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $199,411 was received for securities on loan.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
NVDR—Non-Voting Depository Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2025	1,678	496,352	7,390
E-mini S&P Mid-Cap 400 Index	June 2025	222	66,691	1,188
				8,578
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation

(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	44,750,837	171,389	733	44,922,959
Temporary Cash Investments	932,491	374,900	—	1,307,391
Total	45,683,328	546,289	733	46,230,350
Derivative Financial Instruments
Assets
Futures Contracts[1]	8,578	—	—	8,578
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.